Note 16 - Stock-based Compensation - Stock-based Compensation (Details) - The 2006, 2016 and 2021 [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-based Compensation	$ 8,104	$ 8,274	$ 37,218	$ 59,508	$ 33,767
Cost of Sales [Member]
Stock-based Compensation	670	578	2,640	3,477	592
Selling and Marketing Expense [Member]
Stock-based Compensation	2,201	2,462	11,393	15,906	19,973
General and Administrative Expense [Member]
Stock-based Compensation	4,382	4,484	19,398	24,063	12,916
Research and Development Expense [Member]
Stock-based Compensation	$ 851	$ 750	$ 3,787	$ 16,062	$ 286